SEGMENTED INFORMATION (Details - Financial information) - USD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Segment Reporting Information [Line Items]
Revenue	$ 2,093	$ 347,665	$ 5,977	$ 544,318
Cost of revenue	(157,490)	(158,549)	(303,987)	(315,535)
Depreciation and amortization			(5,636)	(5,219)
Net loss before taxation	$ (261,372)	$ 213,397	(512,137)	90,327
Total assets			253,886	306,395
UNITED STATES
Segment Reporting Information [Line Items]
Revenue			0	0
Cost of revenue			0	0
Depreciation and amortization			0	0
Net loss before taxation			0	(74,178)
Total assets			0	0
VIRGIN ISLANDS, BRITISH
Segment Reporting Information [Line Items]
Revenue			0	0
Cost of revenue			0	0
Depreciation and amortization			0	0
Net loss before taxation			(56,222)	0
Total assets			0	0
BANGLADESH
Segment Reporting Information [Line Items]
Revenue			0	196
Cost of revenue			0	(2,679)
Depreciation and amortization			0	0
Net loss before taxation			(1)	(17,682)
Total assets			2,486	4,724
MALAYSIA
Segment Reporting Information [Line Items]
Revenue			5,977	544,122
Cost of revenue			(303,987)	(312,856)
Depreciation and amortization			(5,636)	(5,219)
Net loss before taxation			(455,914)	182,187
Total assets			251,400	301,671
IT [Member]
Segment Reporting Information [Line Items]
Revenue			5,977	544,318
Cost of revenue			(303,987)	(315,535)
Depreciation and amortization			(5,636)	(5,219)
Net loss before taxation			(512,137)	90,327
Total assets			$ 253,886	$ 306,395